Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2026	$ 8,000,000	$ 7,857,357
2027	7,917,000	7,857,357
2028	7,800,000	7,774,024
2029	5,644,000	7,657,357
2030	4,531,000	5,577,774
Thereafter		4,713,689
Intangible assets, net	$ 37,892,000	$ 41,437,559